Trading Account Gains and Losses (Net Trading Gains and Losses) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Schedule of Trading Securities and Other Trading Assets [Line Items]
Gains (losses) recorded in income		¥ 481,016	¥ 169,943	¥ (93,321)
Credit-related contracts
Schedule of Trading Securities and Other Trading Assets [Line Items]
Gains (losses) recorded in income	[1]	8,046	(467)	(2,830)
Credit-related contracts | Loans related to credit derivatives
Schedule of Trading Securities and Other Trading Assets [Line Items]
Gains (losses) recorded in income		¥ 2,838	¥ (736)	¥ (754)

[1]	Amounts include the net gains (losses) of ¥(754) million, ¥(736) million and ¥2,838 million on the credit derivatives economically managing the credit risk of loans during the fiscal years ended March 31, 2018, 2019 and 2020, respectively.